Consolidated Statements of Changes in Shareholders' Deficiency (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Additional paid in capital	Dec. 31, 2010 Additional paid in capital	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit
Beginning balance, Shares			44,749,999	44,749,999
Beginning balance, Value	$ (589,200)	$ (226,356)	$ 44,750	$ 44,750	$ 72,217	$ 115,248	$ (706,167)	$ (386,354)
Shares issued for acquisition, Shares			8,331,396
Shares issued for acquisition, Value	2,000,000		8,331		1,991,669
Proceeds from sale of common stock, Shares			955,000
Proceeds from sale of common stock, Value	705,000		955		704,045
Shares issued to extend maturity date of convertible notes payable, Shares			112,500
Shares issued to extend maturity date of convertible notes payable, Value	56,250		113		56,137
Shares issued upon conversion of convertible note payable, Shares			1,018,356
Shares issued upon conversion of convertible note payable, Value	509,178		1,018		508,160
Shares issued for liquidated damages, Shares			13,914
Shares issued for liquidated damages, Value	6,957		14		6,943
Distribution		(43,031)				(43,031)
Net loss for year	(5,457,310)	(319,813)					(5,457,310)	(319,813)
Ending balance, Shares			55,181,165	44,749,999
Ending balance, Value	$ (2,769,125)	$ (589,200)	$ 55,181	$ 44,750	$ 3,339,171	$ 72,217	$ (6,163,477)	$ (706,167)